The February 28,2023 Form N-CEN for JPMorgan Trust IV is being amended to update item C.7.n for JPMorgan Securities Lending
Money Market Fund; item C.7.n.i for JPMorgan Preferred and Income
Securities Fund; items C.7.n.i and C.7.n.vi for JPMorgan
Ultra-Short Municipal Fund; and items C.7.n and C.7.n.vi for JPMorgan Institutional Tax Free Money Market Fund.
There are no other changes to its prior filing.